Cash generated from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Cash generated from operating activities
Profit/(loss) for the period	$ 237	€ 224	$ (210)	€ (177)	$ 111
Income tax charge	19		22		29
Net finance (income)/expense	(80)		235		70
Depreciation and amortization	359		343		315
Exceptional operating items	90		272		20
Movement in working capital	(202)		16		7
Exceptional costs paid, including restructuring	(101)		(67)		(22)
Cash generated from/(used in) operations	$ 322		$ 611		$ 530